Document and Entity Information	Nov. 04, 2026
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001846084
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	GLOBAL CROSSING AIRLINES GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-56409
Entity Tax Identification Number	86-2226137
Entity Address, Address Line One	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false